Note 2 - Development Stage Operations (Details Textual) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2009
Common Stock [Member]
Share Price		$ 3,131.25
Common Stock, Shares, Issued		208,259
Share Price	$ 4.125		$ 656.25